Stockholders' Equity (Deficiency) - Schedule of Outstanding Options Granted to Non-employees (Details) - $ / shares												3 Months Ended
		Jun. 30, 2017	Dec. 01, 2015	Oct. 20, 2015		Mar. 01, 2015	Jul. 24, 2014	Apr. 08, 2014		Dec. 29, 2013	Sep. 08, 2013	Jun. 30, 2018	Mar. 31, 2018
Number of options												245,781	255,382
Non-employees [Member]
Number of options		131,000	11,210	12,456		57,779	1,246	9,158		3,511
Exercise price		$ 4.25	$ 5.46		[1]	$ 5.46	$ 5.46		[1]	$ 4.01
Expiration date		Jun. 30, 2027	Dec. 01, 2025	Oct. 20, 2025		Mar. 01, 2025	Jul. 24, 2024	Apr. 08, 2024		Dec. 29, 2023
Non-employees [Member] | September 8, 2013 Transaction One [Member]
Number of options											17,081
Exercise price											$ 4.01
Expiration date											Sep. 08, 2023
Non-employees [Member] | September 8, 2013 Transaction Two [Member]
Number of options											2,340
Exercise price	[1]
Expiration date											Sep. 08, 2023

[1]	Represents an amount lower than $1.